Supplementary Financial Statements Information (Cost of Sales) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Statements Information [Abstract]
Payroll and related benefits	$ 397	$ 350	$ 723	$ 868	$ 715
Materials purchased	2,016	1,886	3,233	4,507	3,795
Subcontracted work	1,172	1,483	2,218	1,974	1,330
Royalties to the OCS				6	16
Write-down of inventories		17	818	49	87
Other production costs	595	300	471	378	564
Cost of sales, gross	4,180	4,036	7,463	7,782	6,507
Decrease (increase) in inventories	(1,036)	(1,034)	(398)	(293)	(188)
Cost of sales	3,144	3,002	7,065	7,489	6,319
Inventory write-off due to Carrier products			$ (701)